SHARE-BASED COMPENSATION - Summary of Award Activity (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	1,400,785
Settled (in shares)	(99,186)
Forfeited (in shares)	(19,348)
Ending balance (in shares)	1,282,251
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	421,608
Settled (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	421,608
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	408,262
Settled (in shares)	0
Forfeited (in shares)	(8,863)
Ending balance (in shares)	399,399
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	471,729
Settled (in shares)	0
Forfeited (in shares)	(10,485)
Ending balance (in shares)	461,244
Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	99,186
Settled (in shares)	(99,186)
Forfeited (in shares)	0
Ending balance (in shares)	0